Notes Related to the Consolidated Statement of Income (Loss) - Additional Information (Detail) € / shares in Units, € in Thousands, $ in Millions		6 Months Ended
	Apr. 30, 2019 € / shares	Jun. 30, 2019 EUR (€) Employee	Jun. 30, 2019 USD ($) Employee	Jun. 30, 2018 EUR (€) Employee
Disclosure of detailed information of operating income [line items]
Increase in R&D consumables		€ 3,452
Increase in R&D external services		685
Increase in R&D personnel expenses		1,755
Increase in G&A Services, subcontracting and fees		2,194
Subscribed fair value of warrants granted | € / shares	€ 2.15
Gain on investment currency transactions		666		€ 420
Financial expenses on lease liability		€ 158		€ 3
Parent [member] | Research and development expenses [member]
Disclosure of detailed information of operating income [line items]
Weighted average full time employees | Employee		142	142	87
Parent [member] | General and Administrative Expense [member]
Disclosure of detailed information of operating income [line items]
Weighted average full time employees | Employee		43	43	34
Revenues from licenses or other contracts [member] | SQZ Biotechnologies [member]
Disclosure of detailed information of operating income [line items]
Upfront payment received		€ 880	$ 1
USD Denominated [member]
Disclosure of detailed information of operating income [line items]
Financial income linked to effect of exchange rate		596		€ 2,431
Orphan Europe [member]
Disclosure of detailed information of operating income [line items]
Amount of the clinical trial financed by a third party		€ 70		€ 18